Key accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information Of Gold Price Assumptions Used In Reserve Optimization Calculations [text block]
The following gold prices were used in the mineral reserves optimization calculations:

$/oz	2017	2016	2015
Morila	1,000	1,000	1,000
Loulo: open pit	1,000	1,000	1,000
Loulo: underground	1,000	1,000	1,000
Tongon	1,000	1,000	1,000
Kibali	1,000	1,000	1,000
Massawa	1,000	1,000	1,000
Gounkoto	1,000	1,000	1,000

Kibali Jersey Limited [member]
Disclosure Of Detailed Information Of Gold Price Assumptions Used In Reserve Optimization Calculations [text block]	The following gold prices were used in the mineral reserves optimization calculation:
Kibali	2017	2016	2015
$/oz	1,000	1,000	1,000